Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
July 31, 2022
DIFK6-NPRT3-0922
1.9883984.105
Common Stocks - 94.7%
	Shares	Value ($)
Australia - 0.5%
Aristocrat Leisure Ltd.	408,575	10,193,154
Lynas Rare Earths Ltd. (a)	1,517,104	9,329,191
TOTAL AUSTRALIA		19,522,345
Bailiwick of Jersey - 2.7%
Experian PLC	509,212	17,828,676
Ferguson PLC	270,191	33,858,072
Glencore Xstrata PLC	5,758,931	32,639,902
WPP PLC	1,793,220	19,353,137
TOTAL BAILIWICK OF JERSEY		103,679,787
Belgium - 0.9%
KBC Group NV	670,350	35,110,925
Bermuda - 0.5%
Hiscox Ltd.	1,623,315	17,645,568
Canada - 5.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	130,103	5,812,497
Canadian Natural Resources Ltd. (b)	1,027,239	56,722,556
Canadian Pacific Railway Ltd.	121,781	9,604,867
Constellation Software, Inc.	20,654	35,134,784
Fairfax India Holdings Corp. (a)(c)	583,617	6,215,521
First Quantum Minerals Ltd.	794,562	14,519,348
Franco-Nevada Corp.	156,782	20,075,393
GFL Environmental, Inc. (b)	473,525	13,092,966
Imperial Oil Ltd.	285,951	13,704,122
Thomson Reuters Corp.	135,234	15,185,113
Tourmaline Oil Corp. (b)	613,788	38,455,516
TOTAL CANADA		228,522,683
Cayman Islands - 1.0%
Anta Sports Products Ltd.	1,199,917	13,199,255
GlobalFoundries, Inc.	199,372	10,263,671
Li Ning Co. Ltd.	1,787,513	14,482,455
TOTAL CAYMAN ISLANDS		37,945,381
China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	67,139	18,896,876
Curacao - 0.7%
Schlumberger Ltd.	719,814	26,654,712
Denmark - 1.8%
Carlsberg A/S Series B	29,368	3,798,514
DSV A/S	267,386	45,054,809
GN Store Nord A/S	211,594	7,335,313
Novo Nordisk A/S Series B	126,328	14,713,910
TOTAL DENMARK		70,902,546
France - 9.3%
Air Liquide SA	55,639	7,649,384
AXA SA	519,763	11,976,657
BNP Paribas SA	829,400	39,186,933
Capgemini SA	260,627	49,372,389
Dassault Systemes SA	406,287	17,426,347
EssilorLuxottica SA	181,946	28,349,283
Legrand SA	280,239	22,942,805
LVMH Moet Hennessy Louis Vuitton SE	125,661	87,253,321
Pernod Ricard SA	217,349	42,540,106
Sartorius Stedim Biotech	35,837	14,269,959
Teleperformance	111,025	37,026,273
TOTAL FRANCE		357,993,457
Germany - 7.5%
adidas AG	22,282	3,854,599
Allianz SE	235,423	42,754,288
Bayer AG	292,576	17,066,032
Brenntag SE	150,015	10,537,823
Deutsche Borse AG	131,897	23,024,648
Deutsche Post AG	934,359	37,318,182
Hannover Reuck SE	122,382	17,298,636
Linde PLC	185,289	55,941,264
Merck KGaA	140,647	26,787,741
SAP SE	82,918	7,733,989
Siemens Healthineers AG (c)	454,205	23,275,128
Symrise AG	116,440	13,586,877
Synlab AG	303,998	5,747,971
Vonovia SE	107,612	3,585,613
TOTAL GERMANY		288,512,791
Greece - 0.0%
Piraeus Financial Holdings SA (a)	1,886,738	1,708,124
Hong Kong - 2.6%
AIA Group Ltd.	7,439,974	74,746,819
Chervon Holdings Ltd.	456,551	2,201,360
Hong Kong Exchanges and Clearing Ltd.	162,782	7,470,140
Techtronic Industries Co. Ltd.	1,429,255	15,859,914
TOTAL HONG KONG		100,278,233
India - 3.5%
Axis Bank Ltd.	1,036,919	9,516,223
HDFC Bank Ltd.	2,549,994	46,512,955
Housing Development Finance Corp. Ltd.	1,030,263	31,055,926
Kotak Mahindra Bank Ltd.	550,670	12,632,331
Reliance Industries Ltd.	1,163,911	36,975,548
TOTAL INDIA		136,692,983
Indonesia - 1.0%
PT Bank Central Asia Tbk	38,398,709	19,094,149
PT Bank Rakyat Indonesia (Persero) Tbk	64,731,769	19,108,354
TOTAL INDONESIA		38,202,503
Ireland - 2.2%
Aon PLC	103,000	29,977,120
Flutter Entertainment PLC (a)	36,273	3,634,576
ICON PLC (a)	91,235	22,010,444
Kingspan Group PLC (Ireland)	292,391	18,832,785
Ryanair Holdings PLC sponsored ADR (a)	128,006	9,344,438
TOTAL IRELAND		83,799,363
Isle of Man - 0.2%
Entain PLC (a)	568,311	8,362,729
Italy - 0.5%
FinecoBank SpA	1,208,353	14,931,116
Reply SpA	48,409	6,332,982
TOTAL ITALY		21,264,098
Japan - 16.7%
Daikin Industries Ltd.	98,212	17,224,257
FUJIFILM Holdings Corp.	533,044	30,448,557
Fujitsu Ltd.	108,440	14,537,722
Hitachi Ltd.	938,676	47,523,340
Hoya Corp.	715,487	71,685,819
Itochu Corp.	1,175,758	34,225,923
Keyence Corp.	100,285	39,747,175
Minebea Mitsumi, Inc.	1,800,416	32,386,109
Misumi Group, Inc.	694,807	17,285,626
NOF Corp.	65,784	2,602,877
Nomura Research Institute Ltd.	487,042	14,632,840
Olympus Corp.	736,896	15,771,177
ORIX Corp.	2,215,430	39,483,013
Persol Holdings Co. Ltd.	1,039,537	21,520,274
Recruit Holdings Co. Ltd.	885,276	33,085,471
Relo Group, Inc.	713,506	11,847,762
Seven & i Holdings Co. Ltd.	477,838	19,476,778
Shin-Etsu Chemical Co. Ltd.	344,069	44,073,272
SMC Corp.	68,156	33,589,772
Sony Group Corp.	578,826	49,100,624
TIS, Inc.	899,390	25,501,414
Tokyo Electron Ltd.	81,737	28,133,348
TOTAL JAPAN		643,883,150
Korea (South) - 0.9%
NAVER Corp.	38,710	7,714,620
Samsung Electronics Co. Ltd.	590,685	27,855,531
TOTAL KOREA (SOUTH)		35,570,151
Luxembourg - 1.0%
B&M European Value Retail SA	4,562,501	23,575,015
Eurofins Scientific SA	211,521	16,434,387
TOTAL LUXEMBOURG		40,009,402
Netherlands - 7.4%
Adyen BV (a)(c)	9,784	17,599,201
Airbus Group NV	331,893	35,785,273
Argenx SE (a)	35,236	12,871,764
ASML Holding NV	186,748	107,275,521
IMCD NV	205,439	32,713,159
NXP Semiconductors NV	175,463	32,264,136
Wolters Kluwer NV	435,637	47,195,737
TOTAL NETHERLANDS		285,704,791
New Zealand - 0.0%
EBOS Group Ltd.	33,561	833,938
Spain - 1.8%
Banco Santander SA (Spain)	2,953,642	7,389,635
CaixaBank SA	2,277,283	6,838,081
Cellnex Telecom SA (c)	643,031	28,762,222
Industria de Diseno Textil SA	1,099,335	26,699,508
TOTAL SPAIN		69,689,446
Sweden - 2.5%
Hexagon AB (B Shares)	2,149,084	25,304,481
Indutrade AB	1,456,746	34,045,500
Investor AB (B Shares)	1,573,746	29,238,083
Kry International AB (a)(d)(e)	663	150,018
Nibe Industrier AB (B Shares)	221,392	2,217,798
Nordnet AB	304,033	4,067,356
TOTAL SWEDEN		95,023,236
Switzerland - 8.8%
Julius Baer Group Ltd.	163,804	8,470,312
Lonza Group AG	37,716	22,921,960
Nestle SA (Reg. S)	971,816	119,073,989
Roche Holding AG (participation certificate)	356,266	118,281,921
Sika AG	120,207	29,701,642
Sonova Holding AG	77,474	27,755,039
Zurich Insurance Group Ltd.	32,809	14,322,059
TOTAL SWITZERLAND		340,526,922
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	254,000	3,461,609
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	438,503	38,798,745
TOTAL TAIWAN		42,260,354
United Kingdom - 8.4%
AstraZeneca PLC (United Kingdom)	272,617	35,860,392
BAE Systems PLC	1,905,571	17,909,977
Beazley PLC	596,642	3,938,121
Big Yellow Group PLC	689,949	11,973,133
Bridgepoint Group Holdings Ltd. (c)	1,399,704	4,346,627
Compass Group PLC	1,266,898	29,691,602
Diageo PLC	910,981	43,154,867
Harbour Energy PLC	1,747,841	7,794,643
JD Sports Fashion PLC	7,739,371	12,210,095
Lloyds Banking Group PLC	40,692,003	22,529,471
Prudential PLC	1,061,813	13,096,816
RELX PLC (Euronext N.V.)	2,074,195	61,329,604
Rentokil Initial PLC	4,375,951	28,894,250
S4 Capital PLC (a)	2,192,368	3,377,380
Smith & Nephew PLC	1,088,745	13,958,979
Standard Chartered PLC (United Kingdom)	1,157,234	7,976,458
Starling Bank Ltd. Series D (a)(d)(e)	2,406,800	6,911,300
TOTAL UNITED KINGDOM		324,953,715
United States of America - 4.8%
Alphabet, Inc. Class C (a)	121,520	14,174,093
Booking Holdings, Inc. (a)	5,041	9,757,813
IQVIA Holdings, Inc. (a)	83,503	20,063,266
Kosmos Energy Ltd. (a)	251,496	1,594,485
Marsh & McLennan Companies, Inc.	186,936	30,650,027
Marvell Technology, Inc.	501,108	27,901,693
MasterCard, Inc. Class A	64,351	22,766,740
NICE Ltd. sponsored ADR (a)	111,365	23,834,337
ResMed, Inc.	24,345	5,855,459
S&P Global, Inc.	80,730	30,429,559
TOTAL UNITED STATES OF AMERICA		187,027,472
TOTAL COMMON STOCKS (Cost $3,220,590,712)		3,661,177,681

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	21,668	3,422,187
United States of America - 0.2%
Wasabi Holdings, Inc. Series C (a)(d)(e)	743,562	6,654,880
TOTAL CONVERTIBLE PREFERRED STOCKS		10,077,067
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	3,828	866,168
TOTAL PREFERRED STOCKS (Cost $15,457,833)		10,943,235

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	133,621,692	133,648,416
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	65,096,165	65,102,675
TOTAL MONEY MARKET FUNDS (Cost $198,750,469)		198,751,091

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,434,799,014)	3,870,872,007
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,448,789)
NET ASSETS - 100.0%	3,866,423,218

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,198,699 or 2.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,004,553 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271
Kry International AB	5/14/21	287,945
Kry International AB Series E	5/14/21	1,750,058
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638
Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	161,131,920	711,721,889	739,205,393	522,422	-	-	133,648,416	0.3%
Fidelity Securities Lending Cash Central Fund 2.01%	33,872,696	342,789,734	311,559,755	247,199	-	-	65,102,675	0.2%
Total	195,004,616	1,054,511,623	1,050,765,148	769,621	-	-	198,751,091

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.